SHARE BASED AND OTHER COMPENSATION (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expensed		$ 6,873	$ 2,660
Unamortized stock-based compensation costs		6,449	2,357
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expensed		4,475	2,191
Unamortized stock-based compensation costs		$ 5,200	$ 2,091
Weighted average amortization period remaining	[1]	1 year 8 months 5 days	2 years 2 months 5 days
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expensed		$ 2,398	$ 469
Unamortized stock-based compensation costs		$ 1,249	$ 266
Weighted average amortization period remaining	[1]	1 year 5 months 12 days	1 year 18 days

[1]	Only includes directors and employees which the options vest over time instead of performance criteria which the performance criteria have not been met as of December 31, 2016 and 2015.